Segment Information	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Segment Information

The Company considers its operating structure and the information subject to regular review by its President and Chief Executive Officer, who is the Chief Operating Decision Maker (CODM), to identify reportable operating segments. The CODM makes decisions, allocates resources and assesses performance by the following regions, which are also the Company’s four reportable operating segments: NA, AP, EMEA and LA. The four geographic segments sell and service FSS and security systems around the globe, as well as elections, lottery and information technology solutions in Brazil other, through wholly-owned subsidiaries, majority-owned joint ventures and independent distributors in most major countries.

Certain information not routinely used in the management of the segments, information not allocated back to the segments or information that is impractical to report is not shown. Segment operating profit is defined as revenues less expenses identifiable to those segments. Segment operating profit reconciles to consolidated income before income taxes by deducting corporate costs and other income or expense items that are not attributed to the segments (refer to note 16). Total assets are not allocated to segments and are not included in the assessment of segment performance and therefore are excluded from the segment information disclosed as follows.

The following tables represent information regarding the Company’s segment information and provides a reconciliation between segment operating profit and the consolidated income (loss) from continuing operations before income taxes:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Revenue summary by segment
NA	$275.2	$302.5	$526.9	$561.7
AP	85.5	109.4	166.0	219.9
EMEA	106.5	106.1	192.1	192.9
LA	112.8	126.5	204.6	244.8
Total revenue	$580.0	$644.5	$1,089.6	$1,219.3

Intersegment revenue
NA	$12.7	$23.4	$30.6	$44.5
AP	26.2	40.3	46.1	59.7
EMEA	19.7	24.1	47.4	35.2
LA	0.1	0.1	0.2	0.2
Total intersegment revenue	$58.7	$87.9	$124.3	$139.6

Segment operating profit
NA	$63.0	$66.8	$116.4	$127.9
AP	6.2	14.3	14.9	32.5
EMEA	16.2	14.1	26.6	26.5
LA	13.8	13.2	20.8	16.3
Total segment operating profit	99.2	108.4	178.7	203.2

Corporate charges not allocated to segments (1)	(65.7)	(72.4)	(136.4)	(143.1)
Asset impairment charges	—	0.5	—	(18.9)
Restructuring charges	(5.0)	(7.1)	(5.4)	(10.2)
Net non-routine expense	(18.2)	(5.4)	(32.3)	(10.0)
	(88.9)	(84.4)	(174.1)	(182.2)
Operating profit	10.3	24.0	4.6	21.0
Other (expense) income	(46.0)	(1.2)	(20.4)	(11.7)
(Loss) income from continuing operations before taxes	$(35.7)	$22.8	$(15.8)	$9.3

(1)
Corporate charges not allocated to segments include headquarter-based costs associated with manufacturing administration, procurement, human resources, compensation and benefits, finance and accounting, global development/engineering, global strategy/mergers and acquisitions, global information technology, tax, treasury and legal.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Segment depreciation and amortization expense
NA	$3.1	$2.1	$6.0	$3.9
AP	1.6	1.8	3.3	3.4
EMEA	0.9	0.8	1.7	1.6
LA	1.6	1.0	3.2	3.9
Total segment depreciation and amortization expense	7.2	5.7	14.2	12.8
Corporate depreciation and amortization expense	8.7	11.0	16.7	20.1
Total depreciation and amortization expense	$15.9	$16.7	$30.9	$32.9

	June 30, 2016	December 31, 2015
Segment property, plant and equipment, at cost
NA	$110.8	$110.7
AP	54.0	53.3
EMEA	36.8	35.2
LA	61.7	51.9
Total segment property, plant and equipment, at cost	263.3	251.1
Corporate property plant and equipment, at cost, not allocated to segments	350.5	357.9
Total property, plant and equipment, at cost	$613.8	$609.0

The following table presents information regarding the Company’s revenue by service and product solution:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Financial self-service
Services	$304.6	$299.0	$593.9	$590.2
Products	188.5	268.9	345.7	472.7
Total financial self-service	493.1	567.9	939.6	1,062.9
Security
Services	51.9	53.9	99.3	104.3
Products	19.3	21.0	33.0	40.1
Total security	71.2	74.9	132.3	144.4
Total financial self-service and security	564.3	642.8	1,071.9	1,207.3
Brazil other	15.7	1.7	17.7	12.0
	$580.0	$644.5	$1,089.6	$1,219.3